UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 13F-HR

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Polaris Capital Management, LLC.
Address:	125 Summer Street
		Suite 1470
		Boston, MA 02110

13F File Number: 028-11073

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Bernard R. Horn
Title:	President
Phone:	617-951-1365
Signature, Place, and Date of Signing:

Bernard R. Horn	Boston, MA		May 14, 2013


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		54

Form 13F Information Table Value Total:		$ 1,702,862,000





Other Manager Reporting for this Manager:

Russell Investment Company 			28-01190





List of Other Included Managers:			None

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
                FORM 13F INFORMATION TABLE



                 Column 1                   Column 2   Column 3       Column 4   Column 5          Column 6   Column 7  Column8

                                                                   VALUE    SHARES/  SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
          NAME OF ISSUER              TITLE OF CLASCUSIP          (x$1000)   PRN AMT  PRNCALL DISCRETION  MANAGERS   SOLE   SHARED
NONE

ALLETE                                    Common       US0185223          51,465 1,049,884sh         sole              1,048,984
AMERIS BANCORP                            Common       US03076K1          36,938 2,574,074sh         sole              2,571,452
ASTORIA FINANCIAL CORP                    Common       US0462651          44,890 4,552,708sh         sole              4,550,838
BNC BANCORP                               Common       05566T101           3,279   327,295sh         sole                327,295
BROOKLINE BANCORP INC                     Common       US11373M1          13,496 1,476,600sh         sole              1,476,300
BROOKS AUTOMATION INC                     Common       US1143401          31,381 3,082,604sh         sole              3,078,914
CAMBRIDGE BANCORP                         Common       US1321521           1,016    24,482sh         sole                 24,482
CARTER'S INC                              Common       US1462291          64,592 1,127,851sh         sole              1,126,951
CITY HOLDING CO                           Common       US1778351             167     4,195sh         sole                  4,195
COLONY BANKCORP INC.                      Common       US19623P1           2,314   424,598sh         sole                423,686
DIME COMMUNITY BANCSHARES INC             Common       US2539221             587    40,900sh         sole                 40,900
FIRST CONNECTICUT BANCORP, INC.           Common       US3198501             608    41,300sh         sole                 41,300
FOREST LABORATORIES INC                   Common       US3458381          49,964 1,313,460sh         sole              1,312,660
FRONTIER COMMUNICATIONS CORP              Common       US35906A1          47,25311,842,929sh         sole              11,838,366
GENERAL DYNAMICS CORP.                    Common       US3695501          34,509   489,420sh         sole                489,011
H.J. HEINZ COMPANY                        Common       US4230741          56,276   778,693sh         sole                778,093
HEWLETT-PACKARD CO                        Common       US4282361          57,090 2,394,703sh         sole              2,393,019
INDEPENDENT BANK CORP/MA                  Common       US4538361          45,850 1,406,862sh         sole              1,405,809
INTERNATIONAL BANCSHARES CORP             Common       US4590441          46,998 2,259,542sh         sole              2,257,922
JM SMUCKER CO/THE                         Common       US8326964          53,417   538,700sh         sole                538,300
MAC-GRAY CORP                             Common       US5541531          13,344 1,042,490sh         sole              1,039,490
MARATHON OIL CORP                         Common       US5658491          48,475 1,437,582sh         sole              1,436,482
MARATHON PETROLEUM CORP                   Common       US56585A1          81,607   910,791sh         sole                909,991
MICROSOFT CORP.                           Common       US5949181          46,881 1,638,900sh         sole              1,637,900
NAUGATUCK VALLEY FINANCIAL                Common       US63906P1             271    38,600sh         sole                 38,600
NEXTERA ENERGY, INC.                      Common       US65339F1          53,615   690,197sh         sole                689,647
PARK STERLING CORP                        Common       US70086Y1             290    51,438sh         sole                 51,438
PEOPLES BANCORP INC                       Common       US7097891          10,485   468,300sh         sole                467,800
PRAXAIR INC.                              Common       US74005P1          45,135   404,657sh         sole                404,363
QUEST DIAGNOSTICS                         Common       US74834L1          49,240   872,109sh         sole                871,619
QUESTCOR PHARMACEUTICALS                  Common       US74835Y1          52,445 1,611,697sh         sole              1,610,197
SOUTHWEST BANCORP INC.                    Common       US8447671          25,831 2,056,612sh         sole              2,054,477
THE CHUBB CORPORATION                     Common       US1712321          54,625   624,075sh         sole                623,625
UNITED FINANCIAL BANCORP INC              Common       US91030T1             218    14,362sh         sole                 14,362
UNITEDHEALTH GROUP INC                    Common       US91324P1          50,095   875,631sh         sole                874,877
UNIVEST CORP OF PENNSYLVANIA              Common       US9152711          20,822 1,195,317sh         sole              1,193,697
VERIZON COMMUNICATIONS                    Common       US92343V1          48,083   978,301sh         sole                977,416
WEBSTER FINANCIAL CORP - CT               Common       US9478901          43,253 1,782,877sh         sole              1,782,232
WELLPOINT INC (NEW)                       Common       US94973V1          49,995   754,876sh         sole                754,234
WESTERN UNION CO.                         Common       US9598021          37,863 2,517,500sh         sole              2,515,800
XEROX CORP                                Common       US9841211          46,928 5,456,700sh         sole              5,452,800
144A KRBL LIMITED DERIVATIVE              Derivative   46632N702             672 1,679,000sh         sole              1,679,000
144A LIC HOUSING FINANCE DERIVATIVE       Derivative   US46627U7             845   204,200sh         sole                204,200
144A NIIT TECHNOLOGIES DERIVATIVE         Derivative   US48125D7           1,439   276,900sh         sole                276,900
144A SOUTH INDIAN BANK LIMITED DERIVATIVE Derivative   46632N124           1,143 2,535,250sh         sole              2,535,250
144A USHA MARTIN LTD                      Derivative   46632N140             327   807,100sh         sole                807,100
BHP BILLITON PLC - ADR (UK)               ADR          US05545E2          67,991 1,171,049sh         sole              1,011,728
INFOSYS LTD - SP ADR                      Spon ADR     US4567881          95,030 1,762,750sh         sole              1,573,346
METHANEX CORPORATION (US SHARES)          ADR          CA59151K1             360     8,870sh         sole                  6,950
NOVARTIS AG-ADR                           ADR          US66987V1              57       800sh         sole                      0
SAMSUNG ELECTRONICS COMMON-GDR            GDR          US7960508          24,875    36,657sh         sole                 13,306
SAMSUNG ELECTRONICS PFD N/V-GDR           GDR          US7960502             144       370sh         sole                    370
TAIWAN SEMICONDUCTOR - SP ADR             Spon ADR     874039100             296    17,239sh         sole                 17,239
TEVA PHARMACEUTICAL - SP ADR              Spon ADR     US8816242          88,092 2,220,053sh         sole              2,004,334




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